BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts balance	$ 0		$ 0	$ 0
Advertising and Marketing costs	$ 37,885	$ 46,588	$ 118,786	$ 56,979
Common stock, shares outstanding	43,213,519	37,103,394	37,428,394	37,103,394
Shares issued				36,953,394
Number of potentially dilutive shares	2,265,400